Related parties - General (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 20, 2012 USD ($)	Apr. 30, 2016	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($) employee	Dec. 31, 2014 USD ($)
Key management personnel compensation
Short-term employee benefits, number | employee			15	16	16
Long-term employee benefits, number | employee					1
Post-employment benefits, number | employee			7	8	9
Share-based payments, number | employee			14	16	16
Short-term employee benefits			$ 3,362	$ 2,519	$ 2,586
Long-term employee benefits					412	$ 750
Post-employment benefits			109	95	119
Share-based payments			2,242	3,578	4,150
Key management personnel compensation			$ 5,713	$ 6,192	$ 7,267
CEO
Key management personnel compensation
Long-term employee benefits include a cash bonus	$ 1,200
Percentage of deferred bonus on operating income target		50.00%